Investments in associates and joint ventures - Composition and movements (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in joint ventures
Investments in joint ventures	$ 1,418,315	$ 1,599,674
Investments in associates
Investments in associates	1,826,757	244,662
Investments in joint ventures and associates	3,245,072	1,844,336	$ 1,330,460	$ 1,552,694
Gross carrying amount [member]
Investments in joint ventures
Investments in joint ventures	2,271,033	2,133,431
Investments in associates
Investments in associates	1,837,827	255,874
Gases del Caribe S.A. E.S.P. [member] | Gross carrying amount [member]
Investments in associates
Investments in associates	1,527,911	0
Gas Natural del Oriente S.A. E.S.P. [member] | Gross carrying amount [member]
Investments in associates
Investments in associates	166,685	0
Gases de la Guajira S.A. E.S.P. [member] | Gross carrying amount [member]
Investments in associates
Investments in associates	68,608	0
Extrucol S.A. [memebr] | Gross carrying amount [member]
Investments in associates
Investments in associates	28,501	0
E2 Energa Eficiente S.A. E.S.P. [member] | Gross carrying amount [member]
Investments in associates
Investments in associates	32,847	0
Inversiones de Gases de Colombia S.A. - Invercolsa S.A. (1) | Gross carrying amount [member]
Investments in associates
Investments in associates	0	243,294
Sociedad Colombiana de Servicios Portuarios S.A. - Serviport S.A. | Gross carrying amount [member]
Investments in associates
Investments in associates	11,070	11,212
Serviport S.A | Accumulated impairment [member]
Investments in associates
Investments in associates	(11,070)	(11,212)
Sociedad Portuaria Olefinas y Derivados | Gross carrying amount [member]
Investments in associates
Investments in associates	2,205	1,368
Equion Energy Limited [Member]
Investments in joint ventures
Investments in joint ventures	2,234,067	1,939,686
Equion Energy Limited [Member] | Gross carrying amount [member]
Investments in joint ventures
Investments in joint ventures	1,515,067	1,364,933
Equion Energy Limited [Member] | Accumulated impairment [member]
Investments in joint ventures
Investments in joint ventures	(322,388)	(187,636)
Offshore International Group
Investments in joint ventures
Investments in joint ventures	736,847	771,492
Offshore International Group | Gross carrying amount [member]
Investments in joint ventures
Investments in joint ventures	709,871	727,194
Offshore International Group | Accumulated impairment [member]
Investments in joint ventures
Investments in joint ventures	(530,330)	(346,121)
Ecodiesel Colombia S.A | Gross carrying amount [member]
Investments in joint ventures
Investments in joint ventures	$ 46,095	$ 41,304